Policyholder liabilities and unallocated surplus - Asia liabilities by duration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities
Policyholder liabilities	£ 411,211	£ 388,996	£ 322,518
Asia insurance operations
Liabilities
Policyholder liabilities	£ 62,898	£ 53,716	£ 41,255
Asia insurance operations | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	21.00%	23.00%
Asia insurance operations | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	19.00%	20.00%
Asia insurance operations | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	16.00%	16.00%
Asia insurance operations | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	12.00%	11.00%
Asia insurance operations | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	10.00%	9.00%
Asia insurance operations | Over 25 years
Liabilities
Percentage of policyholder liabilities	22.00%	21.00%